Operating Real Estate (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Sales and Discontinued Operations
Sales Proceeds	$ 13,369
Gain (Loss)	11,372
Continuing Operations
Real Estate Sales and Discontinued Operations
Sales Proceeds	6,424
Gain (Loss)	9,293
Continuing Operations | Aventura, FL
Real Estate Sales and Discontinued Operations
Sales Proceeds	5,068
Gain (Loss)	2,011
Continuing Operations | Florence, AZ
Real Estate Sales and Discontinued Operations
Sales Proceeds	1,356
Gain (Loss)	1,001
Continuing Operations | Park City, UT
Real Estate Sales and Discontinued Operations
Sales Proceeds	0
Gain (Loss)	6,281
Discontinued Operations
Real Estate Sales and Discontinued Operations
Sales Proceeds	6,945	57,007
Gain (Loss)	2,079	17,198
Discontinued Operations | Indianapolis, IN
Real Estate Sales and Discontinued Operations
Sales Proceeds	2,118
Gain (Loss)	314
Discontinued Operations | San Antonio, TX
Real Estate Sales and Discontinued Operations
Sales Proceeds	4,827
Gain (Loss)	1,765
Discontinued Operations | New York, NY
Real Estate Sales and Discontinued Operations
Sales Proceeds		6,889
Gain (Loss)		4,981
Discontinued Operations | Various - Wisconsin
Real Estate Sales and Discontinued Operations
Sales Proceeds		25,992
Gain (Loss)		9,416
Discontinued Operations | Norcross, GA
Real Estate Sales and Discontinued Operations
Sales Proceeds		7,122
Gain (Loss)		2,918
Discontinued Operations | Various
Real Estate Sales and Discontinued Operations
Sales Proceeds		17,004
Gain (Loss)		$ (117)